Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of offsetting of financial liabilities [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities

								Group
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not subject to enforceable netting arrangements(2)
	Gross amounts	Amounts offset	Net amounts on balance sheet	Financial instruments	Financial collateral(1)	Net amount		Balance sheet total(3)
2021	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivative financial assets	2,870	(1,221)	1,649	(582)	(693)	374	72	1,721
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	14,882	(2,199)	12,683	(435)	(12,248)	—	—	12,683
- Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks(4)	4,316	(923)	3,393	—	—	3,393	211,552	214,945
	22,068	(4,343)	17,725	(1,017)	(12,941)	3,767	211,624	229,349
Liabilities
Derivative financial liabilities	2,197	(1,221)	976	(582)	(351)	43	43	1,019
Repurchase, securities lending & similar agreements:
- Amortised cost	13,917	(2,199)	11,718	(435)	(11,283)	—	—	11,718
- Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks(4)	2,683	(923)	1,760	—	—	1,760	225,016	226,776
	18,797	(4,343)	14,454	(1,017)	(11,634)	1,803	225,059	239,513

2020
Assets
Derivative financial assets	5,116	(1,754)	3,362	(820)	(1,840)	702	89	3,451
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	26,084	(6,485)	19,599	(129)	(19,470)	—	—	19,599
- Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks(4)	7,524	(1,073)	6,451	—	—	6,451	207,731	214,182
	38,724	(9,312)	29,412	(949)	(21,310)	7,153	207,820	237,232
Liabilities
Derivative financial liabilities	3,597	(1,754)	1,843	(820)	(839)	184	77	1,920
Repurchase, securities lending & similar agreements:
- Amortised cost	22,333	(6,485)	15,848	(129)	(15,719)	—	—	15,848
- Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks(4)	3,222	(1,073)	2,149	—	(502)	1,647	211,912	214,061
	29,152	(9,312)	19,840	(949)	(17,060)	1,831	211,989	231,829
(1)Financial collateral is reflected at its fair value but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.